CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	$ (66)	$ (45)	$ 80
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	4,573	4,112	2,413
Actuarial gain (loss) on defined benefit plans	30	(1)	(14)
Deferred income taxes on above items	(1,170)	(934)	(488)
Unrealized (loss) gain on investments in equity securities	3	(1)	35
Equity-accounted investments	184	12	81
Total items that will not be reclassified to net income	3,620	3,188	2,027
Other comprehensive income that may be reclassified to net income
Foreign currency translation	(859)	(840)	(91)
Gains (losses) arising during the year on financial instruments designated as cash-flow hedges	(64)	(27)	(18)
Unrealized gain (loss) on foreign exchange swaps – net investment hedge	64	(35)	14
Reclassification adjustments for amounts recognized in net income	43	(39)	7
Deferred income taxes on above items	(2)	10	6
Equity-accounted investments	(36)	17	0
Total items that may be reclassified subsequently to net income	(854)	(914)	(82)
Other comprehensive income	2,766	2,274	1,945
Comprehensive income	2,700	2,229	2,025
Comprehensive income attributable to:
Preferred limited partners’ equity	55	54	44
Limited partners’ equity	628	393	437
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	209	180	113
Other comprehensive income that may be reclassified to net income
Other comprehensive income	839	1,112	1,004
Comprehensive income attributable to:
Non-controlling interests	1,048	1,292	1,117
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	77	62	50
Other comprehensive income that may be reclassified to net income
Other comprehensive income	12	8	7
Comprehensive income attributable to:
Non-controlling interests	89	70	57
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(135)	(133)	(65)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	579	413	381
Comprehensive income attributable to:
Non-controlling interests	444	280	316
BEPC exchangeable shares
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(119)	(49)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	513	152
Comprehensive income attributable to:
Non-controlling interests	394	103	0
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	26	25	26
Other comprehensive income that may be reclassified to net income
Other comprehensive income	4	12	28
Comprehensive income attributable to:
Non-controlling interests	30	37	54
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	12
Comprehensive income attributable to:
Non-controlling interests	$ 12	$ 0	$ 0